COMMITMENTS AND CONTINGENT LIABILITIES (Summary Of Cumulative product Claims Activity) (Details) - New Silicosis Claim [Member] - claims		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss Contingency Pending Claims Numer Roll Forward
Outstanding claims, January 1	[1],[2]	156	131	105
New claims		38	45	54
Settled and dismissed claims		(21)	(20)	(28)
Outstanding claims, December 31	[1],[2]	173	156	131

[1]	In 2020, representing 138 injured persons.
[2]	Not including the legal proceedings in Australia.